Company Information - Vesting of bonus shares (Details)			12 Months Ended
	Jun. 28, 2021	Jun. 28, 2019	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2020 EquityInstruments
AGA
Tax dispute settlement
Number of bonus shares vested				517,550	517,550
Bonus share award plans
Tax dispute settlement
Number of bonus shares vested			29,100	517,550
AGA 2019-1
Tax dispute settlement
Number of bonus shares vested	29,100	29,100	29,100